ACQUISITIONS - Acquisition of EnvisionTEC (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended
	Feb. 16, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Liabilities assumed:
Goodwill		$ 201,308	$ 201,308		$ 2,252	$ 2,252
Business Combination, Consideration Transferred [Abstract]
Gross Value		147,493	147,493
Pro forma financial information
Net revenues			14,825	$ 10,697
Net income			(28,676)	$ (30,943)
Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value		87,993	87,993		$ 10,193
Trade Names [Member]
Business Combination, Consideration Transferred [Abstract]
Gross Value		8,600	8,600
Customer Relationships [Member]
Business Combination, Consideration Transferred [Abstract]
Gross Value		50,900	50,900
Acquisition Of Envisiontec [Member]
Assets acquired:
Cash and cash equivalents	$ 859
Restricted cash	5,004
Accounts receivable	2,740
Inventory	8,852
Prepaid expenses and other current assets	1,081
Restricted cash - noncurrent	285
Property and equipment	1,440
Intangible assets	137,300
Other noncurrent assets	1,801
Total assets acquired	159,362
Liabilities assumed:
Accounts payable	1,443
Customer deposits	2,590
Current portion of lease liability	600
Accrued expenses and other current liabilities	13,645
Liability for income taxes	480
Deferred revenue	300
Current portion of long-term debt	898
Long-term debt	285
Deferred tax liability	33,348
Lease liability, net of current portion	1,189
Total liabilities assumed	54,778
Net assets acquired	104,584
Goodwill	199,056	36,600	$ 36,600
Business Combination, Consideration Transferred [Abstract]
Gross Value	137,300
Payment to acquire business	$ 143,800
Common stock issued for acquisition	5,036,142
Common stock fair value issued for acquisition	$ 159,800
Transaction costs	3,900
Net revenues from Envision TEC included in consolidated result		5,400
Net income (loss) from Envision TEC included in consolidated result		$ (1,800)
Acquisition Of Envisiontec [Member] | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value	77,800
Acquisition Of Envisiontec [Member] | Trade Names [Member]
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 8,600
Estimated Life	13 years
Acquisition Of Envisiontec [Member] | Customer Relationships [Member]
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 50,900
Estimated Life	10 years
Minimum | Acquisition Of Envisiontec [Member] | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Estimated Life	7 years
Maximum | Acquisition Of Envisiontec [Member] | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Estimated Life	12 years